Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Schedule of goodwill

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total

Balance as of January 1, 2014	$7,115,479	$8,182,468	$1,676,490	$-	$16,974,437

Impairment of CFO East Win	-	(3,112,365)	-	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	-	(4,867,660)
Disposal of Champion Connection's business (Note 4)	-	-	(1,676,490)	-	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	-	(169,500)
Exchange difference	(25,699)	(32,943)	-	-	(58,642)
Balance as of December 31, 2014	$7,089,780	$-	$-	-	$7,089,780
Acquisition of CFO Guiwo (Note 3)	19,906	-	-	-	19,906
Exchange difference	(410,066)	-	-	-	(410,066)
Balance as of December 31, 2015	$6,699,620	$-	$-	-	$6,699,620
Acquisition of Rifa Wealth Management (Note 3)	-	-	-	108,831	108,831
Impairment of CFO Guiwo	(17,873)	-	-	-	(17,873)
Impairment of CFO Henghui	(6,641,818)	-	-	-	(6,641,818)
Exchange difference	(39,929)	-	-	40	(39,889)
Balance as of December 31, 2016	$-	$-	$-	$108,871	$108,871